Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions				12 Months Ended
	Jun. 27, 2018 USD ($)	Oct. 29, 2015 USD ($)	Jul. 30, 2015 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2018 CNY (¥) shares	Oct. 31, 2018 shares	Dec. 31, 2017 $ / shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized				870,400,000		870,400,000		870,400,000
Par value per share (US$) | $ / shares				$ 0.00005
Transfer of Class B ordinary shares to Class A Ordinary shares				0	0	200,000	91,667
Preferred stock, shares outstanding									159,820,917
Stock repurchase program, proposed aggregate value | $	$ 1,000,000,000	$ 2,000,000,000	$ 1,000,000,000
Stock repurchase program, period	12 months	24 months	12 months
Number of Class A ordinary shares repurchased				207,165	207,165	145,783	0
Aggregate purchase price				$ 482,000,000	¥ 3,312	¥ 1,724
Allocation of after-tax profits to statutory surplus fund, percentage				10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required				50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs				$ 3,700,000,000		¥ 18,600		¥ 25,700
Preferred Stock
Stockholders Equity Note [Line Items]
Par value per share (US$) | $ / shares				$ 0.00005
Preferred stock, shares authorized				10,000,000				10,000,000
Preferred stock, shares issued				0		0		0
Preferred stock, shares outstanding				0		0		0
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized				825,000,000		825,000,000		825,000,000
Par value per share (US$) | $ / shares				$ 0.00005						$ 0.00005
Number of votes per share				1	1
Common stock, shares outstanding				27,733,692		27,614,978		27,733,692
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized				35,400,000		35,400,000		35,400,000
Par value per share (US$) | $ / shares				$ 0.00005						$ 0.00005
Number of votes per share				10	10
Common stock, shares outstanding				7,201,254		7,201,254		7,201,254